Debt (Details) $ in Millions, $ in Millions					3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2026 CAD ($)	Aug. 05, 2026 CAD ($)	Dec. 19, 2025	Sep. 20, 2023 USD ($)	Jun. 30, 2026 CAD ($)	Sep. 30, 2026 CAD ($)	Dec. 31, 2025 CAD ($)
Letter of Credit Facility [Member]
Debt [Line Items]
Unsecured credit facility						$ 75.0
Letters of credit outstanding	$ 64.6						$ 54.0
Letter of Credit Facility [Member] | Bottom of range [member]
Debt [Line Items]
Increase credit facility					$ 55.0
Letter of Credit Facility [Member] | Top of range [member]
Debt [Line Items]
Increase credit facility					$ 75.0
Senior Credit Facility [Member]
Debt [Line Items]
Operating facility						50.0
Syndicated facility						950.0
Credit facility						1,000.0	$ 275.0
Senior Credit Facility [Member] | Bottom of range [member]
Debt [Line Items]
Credit facility		$ 275.0
Senior Credit Facility [Member] | Top of range [member]
Debt [Line Items]
Credit facility		1,000.0
Senior Secured Notes [Member]
Debt [Line Items]
Secured notes issued (in Dollars)				$ 300
Maturity date				Oct. 01, 2028
Voluntarily redeemed percentage			106.00%
Interest of fixed rate				12.00%
Acquired Term Loan [Member]
Debt [Line Items]
Total cash consideration	$ 62.5					$ 62.5
Bridge Loan [Member]
Debt [Line Items]
Other debt		$ 575.0
Infrastructure Loan [Member]
Debt [Line Items]
Interest of fixed rate		11.25%